Offerings	Oct. 10, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 20,250
Fee Rate	0.01476%
Amount of Registration Fee	$ 3
Offering Note
(1)	As of August 30, 2024, there were 540 additional shares of common stock issued and outstanding.
(2)	Solely for purposes of calculating the filing fee, the additional filing fee was calculated as 540 shares of common stock multiplied by the per share merger consideration of $37.50.
(5)
In accordance with Section 14(g) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule
0-11
of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated as described in note (2) and note (4) above by 0.00014760.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 659,510,175
Amount of Registration Fee	$ 97,344
Offering Note
(3)	The filing fee previously paid was based on (A) 17,231,998 shares of common stock issued and outstanding and (B) 354,940 shares of common stock underlying outstanding restricted stock units.
(4)
Solely for purposes of calculating the filing fee, the previously paid filing fee was calculated as the sum of (A) 17,231,998 shares of common stock multiplied by the per share merger consideration of $37.50 and (B) 354,940 shares of common stock underlying outstanding restricted stock units multiplied by the per share merger consideration of $37.50.

(5)
In accordance with Section 14(g) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule
0-11
of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated as described in note (2) and note (4) above by 0.00014760.